Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2018 and 2017 consist of the following:

	2018	2017
Plant and machinery	$1,770,626	$2,461,719
Automobiles	139,380	147,310
Office and computer equipment	37,005	51,034
Total property and equipment	1,947,011	2,660,063
Less: Accumulated depreciation	(685,518)	(2,128,596)
Property and equipment, net	$1,261,493	$531,467

Depreciation from the Company’s continuing operations were $467,929, $974,432 and $869,073 for the years ended December 31, 2018, 2017, and 2016 respectively. Depreciation from the Company’s discontinued operations were $51,056 for the year ended December 31, 2016.

The Company did not record any impairment on its property and equipment from its continuing and discontinued operations for the years ended December 31, 2018, 2017 and 2016.